TAXES ON INCOME (TAX BENEFIT) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Deferred Tax Assets [Line Items]
Net operating loss carry forwards of non-Israeli subsidiaries	$ 7,249		$ 7,360
Net operating loss carry forwards In Israel	768	[1]	0	[1]
R&D cost temporary differences	991		984
Other timing differences	2,016		1,628
Deferred liability due to future dividend from 2012 Approved Enterprise	0		(735)
Deferred tax assets before valuation allowance	11,024		9,237
Valuation allowance	(7,264)		(7,787)
Deferred tax assets, net of allowance	$ 3,760		$ 1,450

[1]	Based on 16% tax rate for 2014